Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Inventory [Line Items]
Inventories	$ 1,920	$ 1,016
Lubricants [Member]
Inventory [Line Items]
Inventories	481	404
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 1,439	$ 612